Expense Example {- Fidelity SAI Low Duration Income Fund} - 08.31 Fidelity SAI Bond Funds Combo PRO-03 - Fidelity SAI Low Duration Income Fund - Fidelity SAI Low Duration Income Fund	Oct. 30, 2021 USD ($)
Expense Example:
1 year	$ 23
3 years	93
5 years	175
10 years	$ 415